ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued professional expenses	$ 1,218,318	$ 1,286,891
Due to a third party	294,764
Other tax payable	223,869
Others	147,479	202,802
Accrued expenses and other liabilities	$ 1,884,430	$ 1,489,693